UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-21369

                           Oppenheimer International Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: April 30

           Date of reporting period: August 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL PERIOD ENDED APRIL 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's relatively strong performance between its inception and the end of its fiscal year was driven primarily by the success of its security selection strategy. The portfolio manager's "bottom-up" search for international companies with strong business fundamentals selling at attractive valuations led to a portfolio of stocks from a variety of regional markets and representing a number of economic sectors.

      The Fund's strongest individual performers during the reporting period came from a variety of markets and sectors. Anglo Irish Bank Corporation, the Fund's largest position during much of the reporting period and its top performer, benefited from rapid growth in Europe, leading to greater recognition from securities analysts and a higher valuation from investors. Australian insurer AMP Ltd. recovered from what we regarded as depressed prices as its business fundamentals improved and speculation arose regarding a potential merger. Dutch food company Nutreco Holding N.V. saw its valuation expand and stock price rise when prices of farmed salmon improved. In Japan, gaming equipment manufacturer Sammy Corp. enjoyed higher profits in a recovering market, driving its stock price higher. Canadian PVC-products manufacturer Royal Group Technologies Limited gained market share, solidified its leadership position and saw its stock gain value.

      On the other hand, some of the Fund's holdings detracted from its relative performance. Italy-based dairy company Parmalat Group was hurt when questions arose regarding its accounting and management practices, including allegations of fraud. Questionable underwriting decisions by French reinsurance company The SCOR Group forced it to raise capital by issuing more stock, diluting the value of existing shares. The Fund's relative performance also was hindered slightly by its sector allocation strategy, including a relatively light exposure to some of the benchmark's stronger-performing non-energy minerals companies and a relatively heavy cash position.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Class A shares of the Fund held until April 30, 2004. In the case of Class A shares, performance is measured from the inception date of the Class A shares on August 1, 2003. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) World Index, an unmanaged index of issuers listed on the stock exchange of 20 countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    7 | OPPENHEIMER INTERNATIONAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

oppneheimer International Value Fund (Class A)
MSCI World Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Value of Investment
        Date                    In Fund               MSCI World Index

     08/01/2003                   9,425                   10,000
     10/31/2003                  10,669                   10,896
     01/31/2004                  11,689                   11,952
     04/30/2004                  12,286                   11,840

Cumulative Total Return of Class A Shares with Sales Charge of the Fund at
4/30/04
1-Year  N/A     Since Inception  22.86     Inception Date  8/1/03



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%. WITHOUT A VOLUNTARY EXPENSE LIMIT THAT CAN BE TERMINATED AT ANY TIME, FUND PERFORMANCE WOULD HAVE BEEN LOWER.


                    8 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. CUMULATIVE TOTAL RETURNS ARE NOT ANNUALIZED. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 8/1/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/7/04 and performance data is not yet available. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/7/04 and performance data is not yet available. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    9 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2004
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.5%
--------------------------------------------------------------------------------
AUTOMOBILES--3.8%
PSA Peugeot Citroen                                      2,070      $   110,803
--------------------------------------------------------------------------------
Toyota Motor Corp.                                       4,000          145,902
                                                                    ------------
                                                                        256,705

--------------------------------------------------------------------------------
DISTRIBUTORS--2.0%
Fujitsu Devices, Inc. 1                                 10,000          133,121
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Taito Corp.                                                 50           72,040
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.7%
Barratt Developments plc                                17,050          186,403
--------------------------------------------------------------------------------
CFM Corp. 2                                              6,890           53,557
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                       6,000           88,541
--------------------------------------------------------------------------------
Waterford Wedgwood plc                                 207,161           56,678
                                                                    ------------
                                                                        385,179

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
LG Home Shopping, Inc.                                   1,709           71,053
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.0%
Agfa Gevaert NV                                          2,910           66,139
--------------------------------------------------------------------------------
Sammy Corp.                                              1,600           67,166
                                                                    ------------
                                                                        133,305

--------------------------------------------------------------------------------
MEDIA--1.3%
Vivendi Universal SA 2                                   3,510           87,225
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Aoyama Trading Co.                                       4,000           91,938
--------------------------------------------------------------------------------
New Dixons Group plc                                    36,290           99,523
--------------------------------------------------------------------------------
Rosebys plc                                             34,238           57,984
                                                                    ------------
                                                                        249,445

--------------------------------------------------------------------------------
CONSUMER STAPLES--11.3%
--------------------------------------------------------------------------------
BEVERAGES--3.7%
Heineken NV                                              1,700           71,733
--------------------------------------------------------------------------------
Scottish & Newcastle plc                                17,587          128,104
--------------------------------------------------------------------------------
Southcorp Holdings Ltd.                                 19,508           50,064
                                                                    ------------
                                                                        249,901

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
J. Sainsbury plc                                        14,590           71,821
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.0%
Nestle SA                                                  370           93,599
--------------------------------------------------------------------------------
Nutreco Holding NV                                       2,151           76,402
--------------------------------------------------------------------------------
Unilever NV                                              1,525          100,029
                                                                    ------------
                                                                        270,030

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Reckitt Benckiser plc                                    3,000           77,992

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Amore Pacific Corp.                                        590      $    94,281
--------------------------------------------------------------------------------
ENERGY--5.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
TGS Nopec Geophysical Co. ASA 2                          4,300           67,093
--------------------------------------------------------------------------------
OIL & GAS--4.4%
ENI SpA                                                  8,400          170,779
--------------------------------------------------------------------------------
Total SA, B Shares                                         670          123,928
                                                                    ------------
                                                                        294,707

--------------------------------------------------------------------------------
FINANCIALS--23.3%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--11.5%
Abbey National plc                                       8,560           68,689
--------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                  11,507          188,288
--------------------------------------------------------------------------------
Bank of Ireland                                          7,072           85,708
--------------------------------------------------------------------------------
Credit Agricole SA                                       5,661          139,119
--------------------------------------------------------------------------------
Danske Bank AS                                           3,000           67,415
--------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                       86,080          108,546
--------------------------------------------------------------------------------
Industrial and Commercial
Bank of China (Asia) Ltd.                               40,000           47,507
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                     9,590           71,425
                                                                    ------------
                                                                        776,697

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
Alarko Holding AS                                    1,156,000           28,727
--------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd. 2                          9,000           66,692
--------------------------------------------------------------------------------
Investor AB, B Shares                                    9,760           98,618
--------------------------------------------------------------------------------
Van der Moolen Holding NV 2                              4,890           39,154
                                                                    ------------
                                                                        233,191

--------------------------------------------------------------------------------
INSURANCE--7.3%
Aegon NV                                                 5,801           75,258
--------------------------------------------------------------------------------
Aksigorta AS                                        12,750,000           34,605
--------------------------------------------------------------------------------
AMP Ltd.                                                20,533           85,014
--------------------------------------------------------------------------------
Converium Holding AG                                     1,300           67,928
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                        8,200          108,883
--------------------------------------------------------------------------------
HHG plc 2                                               31,653           26,517
--------------------------------------------------------------------------------
Muenchener Rueckversicherungs-
Gesellschaft AG                                            857           92,051
                                                                    ------------
                                                                        490,256

--------------------------------------------------------------------------------
REAL ESTATE--1.1%
JM AB                                                    4,200           73,860
--------------------------------------------------------------------------------
HEALTH CARE--9.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Sysmex Corp.                                             3,900          103,400
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Kuraya Sanseido, Inc.                                    5,100           65,535
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.7%
Aventis SA                                               1,230           93,419


                    10 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
GlaxoSmithKline plc                                      9,250      $   191,429
--------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                          2,100           84,136
--------------------------------------------------------------------------------
UCB SA                                                   2,020           80,829
                                                                    ------------
                                                                        449,813

--------------------------------------------------------------------------------
INDUSTRIALS--11.7%
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Royal Group Technologies Ltd. 2                          5,280           58,818
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
Bacou-Dalloz SA                                          1,100           82,750
--------------------------------------------------------------------------------
Jarvis plc                                              32,130           59,210
--------------------------------------------------------------------------------
Quebecor World, Inc.                                     6,500          111,543
--------------------------------------------------------------------------------
Rentokil Initial plc                                    25,510           84,758
                                                                    ------------
                                                                        338,261

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--5.0%
Fadesa Inmobiliaria SA 2                                 6,815          105,795
--------------------------------------------------------------------------------
Koninklijke Boskalis Westminster NV                      2,610           65,704
--------------------------------------------------------------------------------
Okumura Corp.                                           12,000           57,088
--------------------------------------------------------------------------------
Vinci                                                    1,130          109,614
                                                                    ------------
                                                                        338,201

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.8%
Alstom 2                                                30,000           56,093
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.1%
Ericsson SpA                                             3,700          143,190
--------------------------------------------------------------------------------
SunCorp Technologies Ltd.                              508,000           63,204
--------------------------------------------------------------------------------
Wavecom SA 2                                             7,360           69,706
                                                                    ------------
                                                                        276,100

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Nichicon Corp.                                           7,000           81,069
--------------------------------------------------------------------------------
IT SERVICES--1.0%
Amadeus Global Travel
Distribution SA                                         12,300           71,996
--------------------------------------------------------------------------------
MATERIALS--1.8%
--------------------------------------------------------------------------------
CHEMICALS--0.7%
Metallgesellschaft AG                                    3,035           44,495
--------------------------------------------------------------------------------
METALS & MINING--1.1%
Maruichi Steel Tube Ltd.                                 5,000           74,487
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.8%
Cable & Wireless plc 2                                  39,950           86,838
--------------------------------------------------------------------------------
France Telecom SA 2                                      4,081           97,802
--------------------------------------------------------------------------------
PCCW Ltd. 2                                            141,000           95,501
--------------------------------------------------------------------------------
Telecom Italia SpA 2                                    53,969          125,326
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV                            32,140           55,353
                                                                    ------------
                                                                        460,820

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.8%
KDDI Corp.                                                  20      $   118,962
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.3%
Veolia Environnement                                     3,250           86,037
                                                                    ------------
Total Common Stocks (Cost $5,548,726)                                 6,711,989

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
--------------------------------------------------------------------------------
Undivided interest of 0.01% in joint
repurchase agreement (Principal Amount/Market
Value $554,815,000, with a maturity value of
$554,860,310) with PaineWebber, Inc., 0.98%,
dated 4/30/04, to be repurchased at $65,005
on 5/3/04, collateralized by Federal National
Mortgage Assn., 5.50%-6.50%, 7/1/32-11/1/33,
with a value of $566,733,053 (Cost $65,000)       $     65,000           65,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,613,726)                                        100.4%       6,776,989
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.4)         (24,161)
                                                         -----------------------
NET ASSETS                                               100.0%     $ 6,752,828
                                                         =======================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

2. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                     MARKET VALUE    PERCENT
-------------------------------------------------------------------------------
Japan                                                     $1,250,077       18.5%
Great Britain                                              1,210,693       17.9
France                                                     1,056,496       15.6
Italy                                                        548,178        8.1
The Netherlands                                              428,280        6.3
Ireland                                                      330,674        4.9
Canada                                                       223,918        3.3
Spain                                                        177,791        2.6
Sweden                                                       172,478        2.5
Korea, Republic of South                                     165,334        2.4
Mexico                                                       163,899        2.4
Switzerland                                                  161,527        2.4
Belgium                                                      146,968        2.2
Germany                                                      136,546        2.0
Australia                                                    135,078        2.0
Hong Kong                                                    110,711        1.6
China                                                         95,501        1.4
Denmark                                                       67,415        1.0
Norway                                                        67,093        1.0
United States                                                 65,000        1.0
Turkey                                                        63,332        0.9
                                                          ---------------------
Total                                                     $6,776,989      100.0%
                                                          =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    11 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,613,726)--see accompanying statement of investments                     $ 6,776,989
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                        16,601
-------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                       46,541
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                            72,510
Interest and dividends                                                                                      31,125
Other                                                                                                        7,374
                                                                                                       ------------
Total assets                                                                                             6,951,140

-------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                      168,596
Legal, auditing and other professional fees                                                                 18,890
Shareholder communications                                                                                   9,608
Trustees' compensation                                                                                         699
Transfer and shareholder servicing agent fees                                                                    6
Other                                                                                                          513
                                                                                                       ------------
Total liabilities                                                                                          198,312

-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 6,752,828
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                             $       520
-------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               5,204,979
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                            (70,436)
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                             409,269
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                        1,208,496
                                                                                                       ------------
NET ASSETS                                                                                             $ 6,752,828
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,752,828 and
520,347 shares of beneficial interest outstanding)                                                     $     12.98
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)        $     13.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    12 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2004 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $8,788)                    $    80,902
--------------------------------------------------------------------------------------
Interest                                                                        3,623
                                                                          ------------
Total investment income                                                        84,525

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                                38,523
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class A                             55
--------------------------------------------------------------------------------------
Shareholder communications--Class A                                            12,641
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                    34,565
--------------------------------------------------------------------------------------
Trustees' compensation                                                          7,593
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     1,504
--------------------------------------------------------------------------------------
Other                                                                           2,625
                                                                          ------------
Total expenses                                                                 97,506
Less reduction to custodian expenses                                             (163)
Less voluntary reimbursement of expenses--Class A                             (19,382)
                                                                          ------------
Net expenses                                                                   77,961

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           6,564

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                   396,522
Foreign currency transactions                                                 (39,076)
                                                                          ------------
Net realized gain                                                             357,446

--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   939,324
Translation of assets and liabilities denominated in foreign currencies       269,172
                                                                          ------------
Net change in unrealized appreciation                                       1,208,496

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 1,572,506
                                                                          ============

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    13 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,                                                                                             2004 1
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                         $     6,564
---------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                 357,446
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                           1,208,496
                                                                                                              -------------
Net increase in net assets resulting from operations                                                            1,572,506

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain--Class A                                                                     (25,177)

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions--Class A                             5,105,499

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                                  6,652,828
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                               100,000 2
                                                                                                              -------------
End of period (including accumulated net investment loss of $70,436 for the period ended April 30, 2004)      $ 6,752,828
                                                                                                              =============

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

2. Reflects the value of the Manager's initial seed money investment on July 16, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    14 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

CLASS A   PERIOD ENDED APRIL 30,                                                                2004 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                        $    10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                              .01
Net realized and unrealized gain                                                                  3.02
                                                                                            -----------
Total from investment operations                                                                  3.03
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                                              (.05)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $    12.98
                                                                                            ===========

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                                               30.35%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                                    $    6,753
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                           $    6,126
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                                             0.14%
Total expenses                                                                                    2.13%
Expenses after expense reimbursement or fee waiver and reduction to custodian expenses            1.70%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                             30%

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    15 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the Fund), a series of Oppenheimer International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of April 30, 2004, 500,000 shares of Class A were owned by the Manager and its affiliates, which represents 96% of the Fund's total shares outstanding. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. Effective May 6, 2004, the Fund offers Class B and Class C shares.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                    16 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
    UNDISTRIBUTED      UNDISTRIBUTED       ACCUMULATED      OTHER INVESTMENTS
    NET INVESTMENT         LONG-TERM              LOSS     FOR FEDERAL INCOME
    INCOME                      GAIN    CARRYFORWARD 1           TAX PURPOSES
    -------------------------------------------------------------------------
    $443,302                     $--           $34,033             $1,184,602

1. As of April 30, 2004, the Fund had $34,033 of post-October foreign currency losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for April 30, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                    INCREASE TO
    REDUCTION TO                ACCUMULATED NET
    ACCUMULATED NET               REALIZED GAIN
    INVESTMENT INCOME            ON INVESTMENTS
    -------------------------------------------
    $77,000                             $77,000

The tax character of distributions paid during the period ended April 30, 2004 was as follows:

                                   PERIOD ENDED
                               APRIL 30, 2004 1
    -------------------------------------------
    Distributions paid from:
    Ordinary income                     $25,177

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities                   $ 5,637,620
    Federal tax cost of other investments              1,308,733
                                                     -----------
    Total federal tax cost                           $ 6,946,353
                                                     ===========

    Gross unrealized appreciation                    $ 1,352,844
    Gross unrealized depreciation                       (168,242)
                                                     -----------
    Net unrealized appreciation                      $ 1,184,602
                                                     ===========


                    17 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                 PERIOD ENDED APRIL 30, 2004 1,2
                                                       SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                                  510,303         $5,105,000
Dividends and/or distributions reinvested                  44                499
                                                      --------------------------
Net increase                                          510,347         $5,105,499
                                                      ==========================

1. For the period from August 1, 2003 (commencement of operations) to April 30, 2004.

2. The Fund sold 10,000 to the Manager upon seeding of the Fund on July 16, 2003.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2004, were $6,887,512 and $1,814,913, respectively.


                    18 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million, and 0.70% of average annual net assets in excess of $1 billion. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Operating Expenses" will not exceed 1.70% for Class A shares. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders. For the period ended April 30, 2004, management fees in the amount of $19,382 were voluntarily waived by the Manager.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended April 30, 2004, the Fund paid $49 to OFS for services to the Fund.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of April 30, 2004, the Fund had outstanding foreign currency contracts as follows:

                                 EXPIRATION   CONTRACT AMOUNT   VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                  DATES            (000s)    APRIL 30, 2004    APPRECIATION
-----------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Euro [EUR]                          10/4/04            735EUR          $878,038         $22,557
Japanese Yen [JPY]                  10/4/04         44,400JPY           404,753          23,984
                                                                                        -------
Total unrealized appreciation                                                           $46,541
                                                                                        =======


                    19 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the period ended or at April 30, 2004.


                    20 | OPPENHEIMER INTERNATIONAL VALUE FUND

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER INTERNATIONAL VALUE
FUND

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Value Fund (the sole fund constituting the Oppenheimer International Value Trust) (the "Fund"), including the statement of investments, as of April 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the period from August 1, 2003 (commencement of operations) to April 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Value Fund of the Oppenheimer International Value Trust at April 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period from August 1, 2003 to April 30, 2004 in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

New York, New York
June 4, 2004


                    21 | OPPENHEIMER INTERNATIONAL VALUE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.0484 per share were paid to Class A shareholders on December 11, 2003, all of which was designated as ordinary income for federal income tax purposes.

      None of the dividends paid by the Fund during the period ended April 30, 2004 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2004 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $86,801 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2005, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                    22 | OPPENHEIMER INTERNATIONAL VALUE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/
FUND, LENGTH OF SERVICE, AGE     DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND
                                 COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE AND INTERESTED TRUSTEE IN THE CHARTS
TRUSTEES                         BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH
                                 TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                 RETIREMENT, DEATH OR REMOVAL.

RONALD J. ABDOW,                 Chairman (since 1959) of Abdow Corporation (operator of
Trustee (since 2003)             restaurants); Trustee of the following real estate businesses
Age: 72                          (owners and operators of restaurants): G&R Realty Co. (since 1978),
                                 G&R Trust Co. (since 1973), Abdow Partnership (since 1975), Auburn
                                 Associates (since 1983); Hazard Associates (since 1985); Trustee of
                                 MML Series Investment Fund (since 1993) and of MassMutual
                                 Institutional Funds (MMIF) (since 1994) (open-end investment companies); Trustee (since 1987) of Bay State Health System (health services); Chairman (since 1996) of Western Mass Development Corp.
                                 (non-profit land development); Chairman (since 1991) of American
                                 International College (non-profit college). Oversees 10 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                Self-employed as an investment consultant; a director (since 1996)
Trustee (since 2003)             of Lakes Environmental Association, and Medintec (since 1992) and
Age: 63                          Cathco (since 1995) (medical device companies); a member of the investment committee of the Associated Jewish Charities of Baltimore
                                 (since 1994); formerly a director of Fortis/Hartford mutual funds
                                 (1994 - December 2001). Oversees 10 portfolios in the
                                 OppenheimerFunds complex.

PETER I. WOLD,                   President of Wold Properties, Inc. (an oil and gas exploration and
Trustee (since 2003)             production company); Vice President, Secretary and Treasurer of Wold
Age: 56                          Trona Company, Inc. (soda ash processing and production); Vice
                                 President of Wold Talc Company, Inc. (talc mining); Managing Member,
                                 Hole-in-the-Wall Ranch (cattle ranching); formerly Director and
                                 Chairman of the Board, Denver Branch of the Federal Reserve Bank of
                                 Kansas City (1993 - 1999) and Director of PacifiCorp. (1995 - 1999),
                                 an electric utility. Oversees 10 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

EUSTIS WALCOTT,                  Principal with Ardsley Associates (since 2000) (consulting firm);
Trustee (since 2003)             Director (since October 2000) of Cornerstone Real Estate Advisors
Age: 66                          (real estate equity investment management services) and MML
                                 Investors Services (individual retirement, insurance, investment, and life event planning products and services company) (both affiliates of the Manager); Trustee of OFI Trust Company (since
                                 2001) (also an affiliate of the Manager); formerly Trustee of the
                                 American International College (1995 - December 2003); Senior Vice
                                 President, MassMutual Financial Group (May 1990 - July 2000).
                                 Oversees 10 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL
AND OFFICER                      CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY
                                 SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                                 REMOVAL.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and director (since June 2001) and
President, Trustee and           President (since September 2000) of the Manager; President and a
Chairman of the Board,           director or trustee of other Oppenheimer funds; President and a
Trustee (since 2003)             director (since July 2001) of Oppenheimer Acquisition Corp. (the
Age: 54                          Manager's parent holding company) and of Oppenheimer Partnership
                                 Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                 (a subsidiary of the Manager); Chairman and a director (since July
                                 2001) of Shareholder Services, Inc. and of Shareholder Financial
                                 Services, Inc. (transfer agent subsidiaries of the Manager);
                                 President and a director (since July 2001) of OppenheimerFunds
                                 Legacy Program (a charitable trust program established by the
                                 Manager); a director of the following investment advisory
                                 subsidiaries of the Manager: OFI Institutional Asset Management,
                                 Inc., Centennial Asset Management Corporation, Trinity Investment
                                 Management Corporation and Tremont Capital Management, Inc. (since
                                 November 2001), HarbourView Asset Management Corporation and OFI
                                 Private Investments, Inc. (since July 2001); President (since
                                 November 1, 2001) and a director (since July 2001) of Oppenheimer
                                 Real Asset Management, Inc.; Executive Vice President (since
                                 February 1997) of Massachusetts Mutual Life Insurance Company (the
                                 Manager's parent company); a director (since June 1995) of DLB
                                 Acquisition Corporation (a holding company that owns the shares of
                                 David L. Babson & Company, Inc.); a member of the Investment Company
                                 Institute's Board of Governors (elected to serve from October 3,
                                 2003 through September 30, 2006). Formerly, Chief Operating Officer
                                 (September 2000-June 2001) of the Manager; President and trustee
                                 (November 1999-November 2001) of MML Series Investment Fund and
                                 MassMutual Institutional Funds (open-end investment companies); a director (September 1999-


                    23 | OPPENHEIMER INTERNATIONAL VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                  August 2000) of C.M. Life Insurance Company; President, Chief
Continued                        Executive Officer and director (September 1999-August 2000) of MML
                                 Bay State Life Insurance Company; a director (June 1989-June 1998)
                                 of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as
                                 Trustee/Director and 10 portfolios as Officer in the
                                 OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------
OFFICERS                         THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR
                                 MR. FREUD, MR. WILBY AND MR. ZACK, TWO WORLD FINANCIAL CENTER, 225
                                 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR. WIXTED, 6803 S.
                                 TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN
                                 ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR
                                 REMOVAL.

DOMINIC FREUD,                   Vice President of the Manager since April 2003. An officer of 1
Vice President and Portfolio     portfolio in the OppenheimerFunds complex. Formerly, a Partner and
Manager (since 2004)             European Equity Portfolio manager at SLS Management (January 2002 -
Age: 45                          February 2003) prior to which he was head of the European equities desk and managing director at SG Cowen (May 1994 - January 2002).

WILLIAM L. WILBY,                Senior Vice President of the Manager (since July 1994) and of
Vice President and Portfolio     HarbourView Asset Management Corporation (since May 1999); Senior
Manager (since 2004)             Investment Officer, Director of International Equities for the
Age: 50                          Manager (since May 2000); an officer of 2 portfolios in the
                                 OppenheimerFunds complex.

BRIAN W. WIXTED,                 Senior Vice President and Treasurer (since March 1999) of the
Treasurer, Principal Financial   Manager; Treasurer of HarbourView Asset Management Corporation,
and Accounting Officer           Shareholder Financial Services, Inc., Shareholder Services, Inc.,
(since 2003)                     Oppenheimer Real Asset Management Corporation, and Oppenheimer
Age: 44                          Partnership Holdings, Inc. (since March 1999), of OFI Private
                                 Investments, Inc. (since March 2000), of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                                 Institutional Asset Management, Inc. (since November 2000), and of
                                 OppenheimerFunds Legacy Program (a Colorado non-profit corporation)
                                 (since June 2003); Treasurer and Chief Financial Officer (since May
                                 2000) of OFI Trust Company (a trust company subsidiary of the
                                 Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                                 Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                 Management Corporation (March 1999-October 2003) and
                                 OppenheimerFunds Legacy Program (April 2000-June 2003); Principal
                                 and Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                                 Company-Mutual Fund Services Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel
Secretary (since 2003)           (since February 2002) of the Manager; General Counsel and a director
Age: 55                          (since November 2001) of the Distributor; General Counsel (since
                                 November 2001) of Centennial Asset Management Corporation; Senior
                                 Vice President and General Counsel (since November 2001) of
                                 HarbourView Asset Management Corporation; Secretary and General
                                 Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                                 Assistant Secretary and a director (since October 1997) of
                                 OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                 President and a director (since November 2001) of Oppenheimer
                                 Partnership Holdings, Inc.; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Senior Vice President,
                                 General Counsel and a director (since November 2001) of Shareholder
                                 Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                 Investments, Inc. and OFI Trust Company; Vice President (since
                                 November 2001) of OppenheimerFunds Legacy Program; Senior Vice
                                 President and General Counsel (since November 2001) of OFI
                                 Institutional Asset Management, Inc.; a director (since June 2003)
                                 of OppenheimerFunds (Asia) Limited. Formerly Senior Vice President
                                 (May 1985-December 2003), Acting General Counsel (November
                                 2001-February 2002) and Associate General Counsel (May 1981-October
                                 2001) of the Manager; Assistant Secretary of Shareholder Services,
                                 Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                                 (November 1989-November 2001); and OppenheimerFunds International
                                 Ltd. (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                    24 | OPPENHEIMER INTERNATIONAL VALUE FUND

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Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements was engaged to provide $16,250 in fiscal 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $300 in fiscal 2004. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

              Such fees would include services provided to the registrant's Board of Trustees with respect to analysis of the registrant's expenses and consultations with management with respect to its due diligence review process surrounding investments.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $300 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934. This section is not applicable to fiscal 2003 as the registrant commenced operations in August 2003.

        (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)